PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 10,091	$ 9,162	$ 8,554
Depreciated cost	90,893	85,369
Assets under capital leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	110	0	0
Depreciated cost	$ 1,095	$ 0